Investments in Associates - Summary of Financial Information of Associates (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement of financial statements [line items]
Assets	R$ 65,717,874	R$ 56,360,716
Liabilities	(49,477,393)	(38,391,360)
Shareholders' equity	16,240,481	17,969,356		R$ 17,059,413
Profit for the year	2,893,373	2,083,180	[1]	R$ 1,046,297	[1]
Radar Propriedades Agricolas S.A. [member]
Statement of financial statements [line items]
Assets	2,259,400	2,240,694
Liabilities	(309,910)	(302,946)
Shareholders' equity	1,949,490	1,937,748
Profit for the year	58,709	100,628
Radar II Propriedades Agricolas S.A. [member]
Statement of financial statements [line items]
Assets	821,183	829,739
Liabilities	(19)	(18)
Shareholders' equity	821,164	829,721
Profit for the year	50,920	54,509
Novvi Limited Liability Company [member]
Statement of financial statements [line items]
Assets	0	81,729
Liabilities	0	(6,255)
Shareholders' equity	0	75,474
Profit for the year	0	11,750
Tellus Brasil Participacoes S.A. [member]
Statement of financial statements [line items]
Assets	2,137,559	2,097,536
Liabilities	(136,375)	(120,783)
Shareholders' equity	2,001,184	1,976,753
Profit for the year	91,431	110,185
Janus Brasil Participacoes S.A. [member]
Statement of financial statements [line items]
Assets	2,632,321	1,981,825
Liabilities	(160,167)	(142,347)
Shareholders' equity	2,472,154	1,839,478
Profit for the year	R$ 97,652	133,134
Usina Santa Luiza SA [member]
Statement of financial statements [line items]
Assets		110,629
Liabilities		(22,993)
Shareholders' equity		(87,636)
Profit for the year		R$ (74,467)

[1]	For details on this restated, see note 24.